Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary and related expenses	$ 185,248	$ 90,203
Accrued audit fees	60,250	56,250
Accrued legal fees	15,364
Accrued consulting fees	26,091	24,076
Other expenses	5,595	850
Total accrued expenses and other payables	$ 292,548	$ 171,379